UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-23160

GABELLI NEXTSHARES TRUST
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Media Mogul NextShares™

First Quarter Report — December 31, 2016

Christopher J. Marangi

            Portfolio Manager

To Our Shareholders,

For the period ended December 31, 2016, the net asset value (“NAV”) per share of Gabelli Media Mogul NextShares (the “Fund”) decreased 1.0% compared with an increase of 2.3% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2016.

Comparative Results

Cumulative Total Returns through December 31, 2016 (a) (Unaudited)
Since Inception (12/1/16)
Gabelli Media Mogul NextShares	(1.00)%
S&P 500 Index	2.33

In the current prospectuses dated November 23, 2016, the gross expense ratio for the Fund is 2.40%, and the net expense ratio after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) for the Fund is 0.90%.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund for period. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

Gabelli Media Mogul NextShares

Schedule of Investments — December 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 85.2%
	Content Creation & Aggregation — 39.8%
3,300	Discovery Communications, Inc., Cl. C†	$88,374
10,000	ITV plc	25,437
7,600	Liberty Media Corp.-Liberty Braves, Cl. C†	156,484
2,700	Liberty Media Corp.-Liberty Media, Cl. A†	84,645
3,900	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	132,288
1,600	Lions Gate Entertainment Corp., Cl. A	43,040
1,800	Lions Gate Entertainment Corp., Cl. B†	44,172
3,800	Live Nation Entertainment, Inc.†	101,080
14,000	Sirius XM Holdings, Inc.	62,300
200	The Madison Square Garden Co., Cl. A†	34,302
1,100	Time Warner, Inc.	106,183
1,900	Time, Inc.	33,915
1,400	Viacom, Inc., Cl. A	53,900

		966,120

	Digital Marketing & Retail — 11.4%
3,000	FTD Cos., Inc.†	71,520
900	Liberty Expedia Holdings, Inc., Cl. A†	35,703
7,000	Liberty Interactive Corp. QVC Group, Cl. A†	139,860
2,000	Liberty TripAdvisor Holdings, Inc., Cl. A†	30,100

		277,183

	Diversified Consumer Services — 1.0%
1,400	Ascent Capital Group, Inc., Cl. A†	22,764

	Internet Software & Services — 3.9%
2,000	CommerceHub, Inc., Series C†	30,060
5,000	Pandora Media, Inc.†	65,200

		95,260

	TV & Broadband Services — 26.1%
350	Charter Communications, Inc., Cl. A†	100,772
400	DISH Network Corp., Cl. A†	23,172
2,500	Liberty Broadband Corp., Cl. A†	181,150
4,900	Liberty Global plc, Series C†	145,530
1,500	Liberty Global plc LiLAC, Cl. C†	31,755
3,500	Liberty Ventures, Series A†	129,045
400	Telenet Group Holding NV†	22,198

		633,622

	Wireless Telecommunication Services — 3.0%
500	Millicom International Cellular SA	21,175
900	T-Mobile US, Inc.†	51,759

		72,934

	TOTAL COMMON STOCKS	2,067,883

Shares		Market Value

	MONEY MARKET FUND — 14.8%
360,580	BlackRock Liquidity Funds Institutional Shares, 0.36% (a)	$360,580

	TOTAL INVESTMENTS — 100.0% (cost $2,437,689)	$2,428,463

	Aggregate tax cost	$2,437,689

	Gross unrealized appreciation	$22,595
	Gross unrealized depreciation	(31,821)

	Net unrealized appreciation/depreciation	$(9,226)

†	Non-income producing security
(a)	Rate shown reflects the 7-day yield as of December 31, 2016.

See accompanying notes to schedule of investments.

Gabelli Media Mogul NextShares

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Gabelli Media Mogul NextShares

Notes to Schedule of Investments (Unaudited) (Continued)

•	Level 3 – significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

Valuation Inputs*	Investments in Securities (Market Value)

Level 1 – Quoted Prices	$2,428,463

Total	$2,428,463

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of Common Stocks.

There were no Level 3 investments held at December 31, 2016.

Additional Information to Evaluate Qualitative Information.

General.  The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser — to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation.  Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

Gabelli Media Mogul NextShares

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2016 the Fund held no restricted securities.

Tax Information.  The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GABELLI MEDIA MOGUL NEXTSHARES

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI MEDIA MOGUL NEXTSHARES

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

Andrea R. Mango

Secretary

Joseph H. Egan

Treasurer

Wayne Pinsent, CFA

Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul NextShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5001Q416QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GABELLI NEXTSHARES TRUST

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	2/24/2017

By (Signature and Title)*	/s/ Joseph Egan
Joseph Egan, Principal Financial Officer and Treasurer

Date	2/24/2017

* Print the name and title of each signing officer under his or her signature.